OPTIONS (Tables)	12 Months Ended
Jun. 30, 2021
Options
SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE UNLISTED OPTIONS

Set out below are summaries of all and unlisted options, including ESOP which were issued in prior periods:

	2021		2020
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Opening balance	$0.008	538,000,000	$0.015	38,000,000
Exercised by various underwriters	$0.008	(21,000,000)	—	—
Exercised by Lodge Corporate Pty Ltd	$0.008	(2,500,000)	—	—
Granted to employees during the year	$0.008	12,850,000	—	—
Granted to directors in their capacity as sub-underwriters	—	—	$0.008	250,000,000
Options granted to various underwriters	—	—	$0.008	250,000,000
Granted to Lodge Corporate Pty Ltd	—	—	$0.008	5,000,000
Lapsed during the year	$0.01	(5,000,000)	$0.010	(5,000,000)
Forfeited during the year	$0.01	(500,000)	—	—
Lapse of unlisted options attached to convertible notes	—	—	—	—
Closing balance	$0.008	$521,850,000	$0.008	$538,000,000

SCHEDULE OF NUMBER OF OPTIONS GRANTED UNDER THE PLANS

The movements in the number of options granted under the Employee share plans are as follows:

	2021		2020
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Balance at the beginning of the financial year	$0.015	20,500,000	$0.015	25,500,000
Add: options granted during the year	$0.008	12,850,000	—	—
Less: options lapsed during the year	$0.010	(5,000,000)	$0.010	(5,000,000)
Less: options forfeited during the year	$0.010	(500,000)	—	—
Balance at the end of the financial year	$0.011	$27,850,000	$0.015	$20,500,000

SCHEDULE OF MEMBERS OF OPTIONS OUTSTANDING BY ASX CODE

The number of options outstanding as at June 30, 2021 by ASX code, including the respective dates of expiry and exercise prices, are tabled below. The options tabled below are not listed on ASX.

	2021		2020
Unlisted options	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Options to Kentgrove Capital (expiring August 8, 2021)	$0.015	12,500,000	$0.015	12,500,000
GTGAD (expiring March 31, 2021)	—	—	$0.020	5,000,000
GTGAD (expiring February 16, 2022)	$0.010	5,500,000	$0.010	5,500,000
Options to various underwriters (expiring October 30, 2022)	$0.008	231,500,000	$0.008	250,000,000
Options to directors (expiring December 20, 2022)	$0.008	250,000,000	$0.008	250,000,000
Options issued Lodge Corporate Pty Ltd (expiring March 6, 2023)	—	—	$0.008	5,000,000
ESOP options (expiring December 11, 2021)	$0.010	9,500,000	$0.010	10,000,000
ESOP options (expiring December 1, 2023)	$0.008	12,850,000	—	—
Total	$0.008	521,850,000	$0.008	538,000,000
Exercisable at the end of the financial year	$0.008	$521,850,000	$0.008	$538,000,000